Summary of Significant Accounting Policies - Earnings Per Share (Details) - AV Homes Inc [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Numerator:
Basic net income (loss)	$ 114	$ (1,477)	$ 770	$ 1,609
Diluted net income (loss)	$ 114	$ (1,477)	$ 770	$ 1,609
Denominator:
Basic weighted average shares outstanding	22,605	22,504	22,587	22,487
Effect of diluted securities (in shares)	464	0	411	187
Diluted weighted average shares outstanding	23,069	22,504	22,998	22,674
Basic earnings (loss) per share	$ 0.01	$ (0.07)	$ 0.03	$ 0.07
Diluted earnings (loss) per share	$ 0	$ (0.07)	$ 0.03	$ 0.07